Average Annual Total Returns{- Fidelity Total Emerging Markets Fund} - 10.31 Fidelity Total Emerging Markets Fund - AMCIZ PRO-15 - Fidelity Total Emerging Markets Fund	Fidelity Advisor Total Emerging Markets Fund: Class A Return Before Taxes Past 1 year	Fidelity Advisor Total Emerging Markets Fund: Class A Return Before Taxes Past 5 years	Fidelity Advisor Total Emerging Markets Fund: Class A Return Before Taxes Since Inception		Fidelity Advisor Total Emerging Markets Fund: Class A Return Before Taxes Inception Date	Fidelity Advisor Total Emerging Markets Fund: Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Total Emerging Markets Fund: Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Total Emerging Markets Fund: Class A After Taxes on Distributions Since Inception		Fidelity Advisor Total Emerging Markets Fund: Class A After Taxes on Distributions Inception Date	Fidelity Advisor Total Emerging Markets Fund: Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Total Emerging Markets Fund: Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Total Emerging Markets Fund: Class A After Taxes on Distributions and Sales Since Inception		Fidelity Advisor Total Emerging Markets Fund: Class A After Taxes on Distributions and Sales Inception Date	Fidelity Advisor Total Emerging Markets Fund: Class M Return Before Taxes Past 1 year	Fidelity Advisor Total Emerging Markets Fund: Class M Return Before Taxes Past 5 years	Fidelity Advisor Total Emerging Markets Fund: Class M Return Before Taxes Since Inception		Fidelity Advisor Total Emerging Markets Fund: Class M Return Before Taxes Inception Date	Fidelity Advisor Total Emerging Markets Fund: Class C Return Before Taxes Past 1 year	Fidelity Advisor Total Emerging Markets Fund: Class C Return Before Taxes Past 5 years	Fidelity Advisor Total Emerging Markets Fund: Class C Return Before Taxes Since Inception		Fidelity Advisor Total Emerging Markets Fund: Class C Return Before Taxes Inception Date	Fidelity Advisor Total Emerging Markets Fund: Class I Return Before Taxes Past 1 year	Fidelity Advisor Total Emerging Markets Fund: Class I Return Before Taxes Past 5 years	Fidelity Advisor Total Emerging Markets Fund: Class I Return Before Taxes Since Inception		Fidelity Advisor Total Emerging Markets Fund: Class I Return Before Taxes Inception Date	Fidelity Advisor Total Emerging Markets Fund: Class Z Return Before Taxes Past 1 year	Fidelity Advisor Total Emerging Markets Fund: Class Z Return Before Taxes Past 5 years	Fidelity Advisor Total Emerging Markets Fund: Class Z Return Before Taxes Since Inception		Fidelity Advisor Total Emerging Markets Fund: Class Z Return Before Taxes Inception Date	IXYE0 Past 1 year	IXYE0 Past 5 years	IXYE0 Since Inception		F1738 Past 1 year	F1738 Past 5 years	F1738 Since Inception
Total	10.39%	10.69%	6.20%	[1]	Nov. 01, 2011	10.23%	10.15%	5.75%	[1]	Nov. 01, 2011	6.44%	8.37%	4.87%	[1]	Nov. 01, 2011	12.68%	10.85%	6.16%	[1]	Nov. 01, 2011	15.30%	11.18%	6.09%	[1]	Nov. 01, 2011	17.49%	12.32%	7.17%	[1]	Nov. 01, 2011	17.63%		14.96%	[1]	Oct. 02, 2018	18.32%	12.84%	5.72%	[1]	13.51%	10.63%	5.90%	[1]

[1]	(a)From November 1, 2011 for Class A, Class M, Class C, and Class I; and October 2, 2018 for Class Z.